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[Janus Letterhead]

May 14, 2010

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 002-34393
    1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 131 and Amendment No. 114 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing a new series of the
Registrant: Perkins Value Plus Income Fund with the share classes noted below. The following Red Herring prospectuses and statement of additional information ("SAI") are included in this filing:

     -    Perkins Value Plus Income Fund - Red Herring Prospectuses (5)

          -    Class A Shares and Class C Shares

          -    Class D Shares

          -    Class I Shares

          -    Class S Shares

          -    Class T Shares

     -    Perkins Value Plus Income Fund - Red Herring SAI

          - Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAI comprising the Amendment as follows:

     - All Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares disclosure is cumulatively marked against similar disclosure in the Janus Value Funds' and Janus Bond Funds' Class A Shares and Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares prospectuses and SAIs dated February 16, 2010.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on July 30, 2010.

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Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.

Sincerely,


/s/ Robin Nesbitt

Robin Nesbitt
Legal Counsel

Enclosures (via EDGAR and under separate cover)

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Donna Brungardt